Introduction and overview of Group's risk management - Sensitivity analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Introduction and overview of Group's risk management
Export sales	$ 0
Foreign exchange risk
Introduction and overview of Group's risk management
Percentage of reasonably possible weakening of reporting currency	10.00%	10.00%	10.00%
Percentage of reasonably possible strengthening of reporting currency	10.00%	10.00%	10.00%
Foreign exchange risk | Euro
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	$ 12,900	$ 16,000	$ 21,900
Effect of US Dollar strengthening on loss	12,900	16,000	21,900
Foreign exchange risk | Rwandan Franc
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	7,200	900	1,300
Effect of US Dollar strengthening on loss	7,200	900	1,300
Foreign exchange risk | Nigeria Naira
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	152,500	214,200	256,000
Effect of US Dollar strengthening on loss	152,500	214,200	256,000
Foreign exchange risk | Zambian Kwacha
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	13,900	15,100	16,000
Effect of US Dollar strengthening on loss	13,900	15,100	16,000
Foreign exchange risk | South Africa, Rand
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	19,900	17,500	4,000
Effect of US Dollar strengthening on loss	19,900	$ 17,500	4,000
Foreign exchange risk | Brazil Real
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss	21,000
Effect of US Dollar strengthening on loss	$ 21,000
Foreign exchange risk | Kuwaiti Dinar
Introduction and overview of Group's risk management
Effect of US Dollar weakening on loss			1,000
Effect of US Dollar strengthening on loss			$ 1,000